Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Summary of Revenue from Contracts with Customers	Set out is the disaggregation of PLDT Group’s revenue for the year ended December 31, 2018
Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2018
Type of good or service
Service revenue	83,001	81,648	1,094	(11,536)	154,207
Non-service revenue	6,928	3,574	44	(1)	10,545
Total revenue from contracts with customers	89,929	85,222	1,138	(11,537)	164,752

Timing of revenue recognition
Transferred over time	83,001	81,648	1,094	(11,536)	154,207
Transferred at a point time	6,928	3,574	44	(1)	10,545
Total revenue from contracts with customers	89,929	85,222	1,138	(11,537)	164,752

Summary of Contract Balances

Contract balances as at December 31, 2018 and 2017 consists of the following:

	2018	2017
		(in million pesos)
Trade and other receivables (Note 16)	40,559	48,262
Contract assets	3,399	—
Contract liabilities and unearned revenues	7,182	8,363

Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets

Set out below is the movement in the allowance for expected credit losses of contracts assets.

2018
(in million pesos)
Balance at beginning of the year	114
Provisions during the year	17
Balance at end of the year	131

Summary of Contract Liabilities and Unearned Revenues Account

Changes in the contract liabilities and unearned revenues accounts for the year ended December 31, 2018 are as follows:

2018
(in million pesos)
Balances as at January 1, 2018, as restated	8,541
Deferred during the year	102,288
Recognized as revenue during the year	(103,647)
Balance at end of the year	7,182

Summary of Changes in Contract Liabilities and Unearned Revenues Accounts

The contract liabilities and unearned revenues accounts as at December 31, 2018 are as follows:

2018
(in million pesos)
Long-term advances from postpaid subscribers	145
Short-term advances for installatin services	558
Leased facilities	34
Advance monthly service fees	2,386
Unearned revenues from prepaid contracts	4,059
Total contract liabilities and unearned revenues	7,182

Contract liabilities:
Current	87
Noncurrent	58

Unearned revenues:
Current	6,563
Noncurrent	474

Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the year sended December 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Compensation and employee benefits	23,543	22,782	19,928
Repairs and maintenance (Notes 13, 17 and 24)	14,331	12,744	14,706
Professional and other contracted services (Note 24)	12,809	12,168	9,386
Rent (Note 24)	7,321	7,016	6,632
Selling and promotions (Note 24)	6,340	5,908	7,687
Taxes and licenses (Note 26)	4,974	3,970	3,782
Insurance and security services (Note 24)	1,499	1,519	1,736
Communication, training and travel (Note 24)	1,069	1,166	1,249
Amortization of intangible assets (Note 14)	892	835	929
Other expenses	1,138	882	1,161
Total selling, general and administrative expenses	73,916	68,990	67,196

Summary of Compensation and Employee Benefits

Compensation and employee benefits for the year ended December 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Salaries and other employee benefits	19,777	18,598	17,734
Pension benefit costs (Note 25)	1,855	1,610	1,775
MRP	1,703	1,747	419
Incentive plan (Note 25)	208	827	—
Total compensation and employee benefits	23,543	22,782	19,928

Summary of Cost of Sales and Services

Cost of sales and services for the years ended Decemeber 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Cost of computers, mobile handsets and broadband data modems (Note 17)	10,513	10,277	16,053
Cost of services (Note 17)	3,429	2,572	1,540
Cost of point-product-sales (Note 17)	485	784	700
Total cost of sales and services	14,427	13,633	18,293

Summary of Asset Impairment

Asset impairment for the years ended December 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Trade and other receivables (Note 16)	4,192	3,438	8,027
Property and equipment (Note 9)	1,958	3,913	—
Inventories and supplies (Note 17)	1,528	907	1,941
Contract assets	223	—	—
Goodwill and intangible assets (Note 14)	—	—	1,038
Other assets	164	—	36
Total asset impairment	8,065	8,258	11,042

Disclosure of Other Income (Expenses) - Net

Other income (expenses) – net for the years ended December 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Gain on deconsolidation of VIH (Note 2)	12,054	—	—
Interest income	1,943	1,412	1,046
Gains on derivative financial instruments – net (Note 27)	1,086	533	996
Equity share in net earnings (losses) of associates and joint ventures (Note 10)	(87)	2,906	1,181
Foreign exchange losses – net (Note 9 )	(771)	(411)	(2,785)
Financing costs	(7,067)	(7,370)	(7,354)
Others – net (Notes 10, 11 and 13)	1,884	7,988	4,284
Total other income (expenses) – net	9,042	5,058	(2,632)

Summary of Interest Income

Interest income for the years ended December 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Interest income on financial instruments at amortized cost (Notes 12 and 15)	1,486	—	—
Interest income arising from revenue contracts with customers	457	—	—
Interest income on loans and receivables (Notes 15 and 16)	—	1,404	980
Interest income on HTM investments (Note 12)	—	8	36
Interest income on financial instruments at FVPL	—	—	30
Total interest income	1,943	1,412	1,046

Summary of Financing Costs

Financing costs for the years ended December 31, 2018, 2017 and 2016 consist of the following:

	2018	2017	2016
		(in million pesos)
Interest on loans and other related items (Notes 20 and 27)	8,307	7,830	7,522
Accretion on financial liabilities (Note 20)	145	219	230
Financing charges	139	137	168
Capitalized interest (Note 9)	(1,524)	(816)	(566)
Total financing costs	7,067	7,370	7,354